SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue recognition:
Consignment	$ 142
Advertising expenses:
Advertising expenses	109	$ 52	$ 81
Stock-based compensation:
Stock based compensation	$ 36	$ 41	$ 12
Stock Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	3,962,744	12,352,988	11,095,515